Access Flex Bear High Yield ProFund Expense Example - Access Flex Bear High Yield ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	1,280
Expense Example, with Redemption, 5 Years	2,371
Expense Example, with Redemption, 10 Years	5,066
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	1,560
Expense Example, with Redemption, 5 Years	2,805
Expense Example, with Redemption, 10 Years	$ 5,774